DWS Core Equity Fund Investment Objectives and Goals - DWS Core Equity Fund	Jan. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS Core Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital, current income and growth of income.